Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
MONEY MARKET FUND***,† - 0.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.33%[1]	818,798	$818,798
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.34%[1]	511,859	511,859
Total Money Market Fund
(Cost $1,330,657)		1,330,657

	Face Amount
ASSET-BACKED SECURITIES†† - 33.0%
Collateralized Loan Obligations - 24.0%
BCC Middle Market CLO LLC
2021-1A A1R, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	$7,750,000	7,771,207
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.25% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,755,573
2021-2A B, 6.18% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	1,750,000	1,751,207
BXMT Ltd.
2020-FL2 AS, 5.65% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,500,000	2,461,900
2020-FL3 AS, 6.25% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	1,750,000	1,721,775
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.41% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	2,250,000	2,252,812
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.38% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	2,150,000	2,150,414
Sound Point CLO XIX Ltd.
2018-1A A, 5.92% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	2,053,068	2,055,720
FS Rialto
2021-FL3 B, 6.31% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36◊,2	2,000,000	1,980,862
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.50% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	1,750,000	1,756,669
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,753,717
Golub Capital Partners CLO 54M LP
2021-54A A, 6.35% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,752,185
LCCM Trust
2021-FL2 B, 6.41% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	989,499
2021-FL3 A, 5.96% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	754,126	753,461
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.64% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	1,500,000	1,501,830
BRSP Ltd.
2021-FL1 B, 6.38% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	1,500,000	1,460,951
HGI CRE CLO Ltd.
2021-FL2 A, 5.51% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	1,305,392	1,297,548
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.47% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	1,000,000	1,003,140
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.54% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	1,002,482

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 33.0% (continued)
Collateralized Loan Obligations - 24.0% (continued)
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.62% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	$986,882	$989,448
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.12% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	843,802	845,057
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.58% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	750,000	759,006
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.54% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	732,826	729,326
Parliament CLO II Ltd.
2021-2A A, 6.13% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	553,145	553,740
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.59% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	95,509	95,084
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.54% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	67,804	67,843
Total Collateralized Loan Obligations		43,212,456
Net Lease - 2.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,215,024	3,101,949
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	942,448	878,593
Total Net Lease		3,980,542
Single Family Residence - 2.1%
FirstKey Homes Trust
2020-SFR2, 1.67% due 10/19/37[2]	2,000,000	1,945,811
2020-SFR2, 2.67% due 10/19/37[2]	1,150,000	1,121,415
2022-SFR1, 4.49% due 05/19/39[2]	750,000	736,529
Total Single Family Residence		3,803,755
Transport-Container - 2.0%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,043,750	1,818,541
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	693,333	626,948
2020-1A, 2.73% due 08/21/45[2]	314,522	299,340
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	976,368	881,992
Total Transport-Container		3,626,821
Infrastructure - 1.3%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,233,000	1,172,133
SBA Tower Trust
, 2.84% due 01/15/25[2]	1,150,000	1,148,820
Total Infrastructure		2,320,953
Transport-Aircraft - 0.8%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	580,707	545,882
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	480,180	470,584
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	413,169	392,512
Total Transport-Aircraft		1,408,978
Financial - 0.6%
Project Onyx I
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	859,906	851,035
Project Onyx II
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	236,325	234,274
Total Financial		1,085,309
Total Asset-Backed Securities
(Cost $60,083,719)		59,438,814

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.5%
Residential Mortgage-Backed Securities - 23.9%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,3]	2,847,868	2,862,322

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.5% (continued)
Residential Mortgage-Backed Securities - 23.9% (continued)
2024-NQM6, 6.45% due 02/25/64[2,3]	$1,401,140	$1,415,135
2024-NQM8, 6.23% due 05/25/64[2,3]	1,372,531	1,384,288
2024-NQM7, 6.24% due 03/25/64[2,3]	1,367,992	1,378,761
2023-NQM2, 6.32% due 01/25/62[2,3]	1,146,463	1,152,576
2023-NQM1, 6.25% due 11/25/63[2,3]	579,911	582,397
CSMC Trust
2021-RPL1, 4.08% (WAC) due 09/27/60◊,2	1,817,934	1,813,548
2021-RPL7, 4.19% (WAC) due 07/27/61◊,2	622,134	620,325
2020-NQM1, 2.21% due 05/25/65[2]	541,904	503,092
2021-RPL4, 4.80% (WAC) due 12/27/60◊,2	478,135	476,619
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[3]	1,300,347	1,307,089
2022-NQM4, 5.73% due 08/25/67[2,3]	1,039,122	1,036,573
2023-NQM3, 6.89% due 08/25/68[2,3]	380,142	384,777
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,3]	2,719,987	2,720,496
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[2,3]	1,189,551	1,188,048
2021-GS4, 4.65% due 11/25/60[3]	947,599	947,610
2021-GS2, 4.75% due 04/25/61[2,3]	457,817	457,666
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,3]	1,922,825	1,909,151
2022-SP1, 5.25% due 07/25/62[2,3]	685,256	679,817
PRPM LLC
2021-5, 4.79% due 06/25/26[2,3]	1,064,905	1,060,166
2022-1, 3.72% due 02/25/27[2,3]	1,052,185	1,049,167
2021-8, 4.74% (WAC) due 09/25/26◊,2	451,786	449,577
Verus Securitization Trust
2020-5, 2.22% due 05/25/65[2]	717,209	693,640
2021-6, 1.89% (WAC) due 10/25/66◊,2	581,654	491,213
2021-3, 1.44% (WAC) due 06/25/66◊,2	200,021	169,046
2020-1, 3.42% due 01/25/60[2]	166,268	162,922
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[2,3]	1,422,145	1,417,663
Home Equity Loan Trust
2007-FRE1, 4.64% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,493,438	1,405,367
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	757,781	706,224
2018-2A, 3.50% (WAC) due 02/25/58◊,2	720,473	673,002
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,369,729	1,241,291
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[2,3]	719,229	723,579
2022-1, 3.29% (WAC) due 12/25/66◊,2	510,034	445,604
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,3]	1,159,614	1,151,126
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	1,221,162	1,120,900
Soundview Home Loan Trust
2006-OPT5, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	985,934	946,697
NovaStar Mortgage Funding Trust Series
2007-2, 4.65% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	931,349	904,092
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.41% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	926,000	890,185
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	681,178	666,938
Alternative Loan Trust
2007-OA7, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	614,190	571,130

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.5% (continued)
Residential Mortgage-Backed Securities - 23.9% (continued)
HarborView Mortgage Loan Trust
2006-14, 4.78% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	$533,620	$493,258
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,2	486,871	485,179
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	478,941	475,687
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,3]	427,513	433,605
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	325,318	319,624
2017-5, 5.05% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	97,902	101,983
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	356,647	350,994
Banc of America Funding Trust
2015-R2, 4.71% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	244,807	243,202
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.02% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	194,399	192,596
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	123,349	120,986
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	36,582	34,482
Morgan Stanley Home Equity Loan Trust
2006-2, 5.01% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	14,167	14,124
Nationstar Home Equity Loan Trust
2007-B, 4.89% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	8	8
Total Residential Mortgage-Backed Securities		43,025,547
Commercial Mortgage-Backed Securities - 8.0%
BX Commercial Mortgage Trust
2021-VOLT, 6.16% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,750,000	3,740,687
2022-LP2, 5.96% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	770,000	767,113
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.30% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	3,900,000	3,639,996
WMRK Commercial Mortgage Trust
2022-WMRK, 7.83% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,850,000	2,866,031
Citigroup Commercial Mortgage Trust
2018-C6, 0.76% (WAC) due 11/10/51◊,4	45,411,295	1,147,875
Life Mortgage Trust
2021-BMR, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	753,478	742,647
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.60% (WAC) due 06/15/51◊,4	34,704,606	554,097
BENCHMARK Mortgage Trust
2019-B14, 0.75% (WAC) due 12/15/62◊,4	22,682,708	524,018

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.5% (continued)
Commercial Mortgage-Backed Securities - 8.0% (continued)
BXHPP Trust
2021-FILM, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	$500,000	$469,052
Total Commercial Mortgage-Backed Securities		14,451,516
Government Agency - 0.6%
Fannie Mae
6.50% due 04/25/49	1,025,248	1,040,909
Total Collateralized Mortgage Obligations
(Cost $59,655,055)		58,517,972

CORPORATE BONDS†† - 31.9%
Financial - 16.3%
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	2,700,000	2,723,277
AEGON Funding Company LLC
5.50% due 04/16/27[2]	2,600,000	2,622,626
Athene Global Funding
5.68% due 02/23/26[2]	2,300,000	2,318,744
F&G Global Funding
5.88% due 06/10/27[2]	2,100,000	2,128,205
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[2]	1,750,000	1,763,428
Barclays plc
5.67% due 03/12/28[5]	1,700,000	1,721,197
Standard Chartered plc
5.69% due 05/14/28[2,5]	1,600,000	1,620,479
HSBC Holdings plc
5.60% due 05/17/28[5]	1,600,000	1,617,149
Jackson National Life Global Funding
5.60% due 04/10/26[2]	1,600,000	1,612,122
LPL Holdings, Inc.
5.70% due 05/20/27	1,550,000	1,568,681
Assurant, Inc.
6.10% due 02/27/26	1,450,000	1,461,895
CNO Global Funding
5.88% due 06/04/27[2]	1,060,000	1,079,382
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	898,404
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	853,933
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,5]	850,000	841,364
Mizuho Financial Group, Inc.
5.41% due 09/13/28[5]	800,000	810,908
Societe Generale S.A.
5.52% due 01/19/28[2,5]	800,000	802,642
GA Global Funding Trust
1.63% due 01/15/26[2]	600,000	579,378
SLM Corp.
3.13% due 11/02/26	600,000	572,356
OneMain Finance Corp.
7.13% due 03/15/26	480,000	488,622
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	490,000	487,586
PennyMac Financial Services, Inc.
5.38% due 10/15/25[2]	480,000	478,712
American National Group, Inc.
5.00% due 06/15/27	240,000	238,716
Total Financial		29,289,806
Consumer, Non-cyclical - 5.5%
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,845,770
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,700,000	1,728,923
Icon Investments Six DAC
5.81% due 05/08/27	1,600,000	1,627,098
Global Payments, Inc.
4.95% due 08/15/27	1,600,000	1,602,172
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	981,222
Triton Container International Ltd.
2.05% due 04/15/26[2]	900,000	862,415
JBS USA Holding Lux SARL/ JBS USA Food Company/ JBS Lux Co SARL
5.13% due 02/01/28	430,000	426,988
AMN Healthcare, Inc.
4.63% due 10/01/27[2]	350,000	332,524
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	330,000	321,941
Block, Inc.
2.75% due 06/01/26	150,000	144,540
Graham Holdings Co.
5.75% due 06/01/26[2]	125,000	124,458
Total Consumer, Non-cyclical		9,998,051
Consumer, Cyclical - 3.7%
VF Corp.
2.40% due 04/23/25	1,750,000	1,730,921
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	900,000	909,889
United Airlines, Inc.
4.38% due 04/15/26[2]	900,000	884,933
LG Electronics, Inc.
5.63% due 04/24/27[2]	850,000	859,722
Warnermedia Holdings, Inc.
6.41% due 03/15/26	800,000	800,319
International Game Technology plc
4.13% due 04/15/26[2]	500,000	491,592
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[2]	350,000	343,857

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
CORPORATE BONDS†† - 31.9% (continued)
Consumer, Cyclical - 3.7% (continued)
Air Canada
3.88% due 08/15/26[2]	$330,000	$320,631
Newell Brands, Inc.
6.38% due 09/15/27	84,000	84,290
5.70% due 04/01/26	72,000	71,969
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	150,000	145,191
Clarios Global Limited Partnership / Clarios US Finance Co.
6.25% due 05/15/26[2]	75,000	74,981
Total Consumer, Cyclical		6,718,295
Industrial - 2.7%
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	1,650,000	1,661,397
Weir Group plc
2.20% due 05/13/26[2]	950,000	913,442
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	904,894
Vontier Corp.
1.80% due 04/01/26	850,000	815,133
Jabil, Inc.
4.25% due 05/15/27	250,000	246,537
1.70% due 04/15/26	250,000	239,973
Total Industrial		4,781,376
Utilities - 1.3%
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,758,448
Terraform Global Operating, LP
6.13% due 03/01/26[2]	550,000	548,570
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	96,365
Total Utilities		2,403,383
Communications - 0.9%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,440,606
Cogent Communications Group LLC
3.50% due 05/01/26[2]	184,000	178,156
Total Communications		1,618,762
Technology - 0.8%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,390,646
Energy - 0.4%
Hess Midstream Operations, LP
5.63% due 02/15/26[2]	400,000	398,690
Buckeye Partners, LP
3.95% due 12/01/26	250,000	240,615
Total Energy		639,305
Basic Materials - 0.3%
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[2]	500,000	501,785
Total Corporate Bonds
(Cost $57,336,649)		57,341,409

SENIOR FLOATING RATE INTERESTS††,◊ - 0.5%
Financial - 0.4%
Citadel Securities, LP
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	327,525	328,269
Jane Street Group, LLC
6.40% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/26/28	296,907	296,500
Total Financial		624,769
Technology - 0.1%
World Wide Technology Holding Co. LLC
6.79% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30†††	220,898	221,174
Total Senior Floating Rate Interests
(Cost $843,505)		845,943
Total Investments - 98.6%
(Cost $179,249,585)		$177,474,795
Other Assets & Liabilities, net - 1.4%		2,605,379
Total Net Assets - 100.0%		$180,080,174

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	$55,500,000	$(251,868)	$358	$(252,226)

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the 7-day yield as of December 31, 2024.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $139,735,732 (cost $141,001,624), or 77.6% of total net assets.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2024. See table below for additional step information for each security.
[4]	Security is an interest-only strip.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$1,330,657	$—	$—	$1,330,657
Asset-Backed Securities	—	58,353,505	1,085,309	59,438,814
Collateralized Mortgage Obligations	—	58,517,972	—	58,517,972
Corporate Bonds	—	57,341,409	—	57,341,409
Senior Floating Rate Interests	—	624,769	221,174	845,943
Total Assets	$1,330,657	$174,837,655	$1,306,483	$177,474,795

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$252,226	$—	$252,226

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
MONEY MARKET FUND***,† - 0.2%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.34%[1]	359,593	$359,593
Total Money Market Fund
(Cost $359,593)		359,593

	Face Amount
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 34.7%
Residential Mortgage-Backed Securities - 27.9%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,3]	$2,847,868	2,862,322
2024-NQM6, 6.45% due 02/25/64[2,3]	1,528,517	1,543,784
2024-NQM8, 6.23% due 05/25/64[2,3]	1,501,206	1,514,065
2024-NQM7, 6.24% due 03/25/64[2,3]	1,496,241	1,508,019
2023-NQM2, 6.32% due 01/25/62[2,3]	1,146,463	1,152,576
2023-NQM1, 6.25% due 11/25/63[2,3]	579,911	582,397
2022-NQM9, 6.45% due 09/25/62[2,3]	275,365	276,680
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[3]	1,422,254	1,429,629
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	1,548,349	1,425,694
2023-NQM2, 5.84% due 11/25/67[2,3]	1,364,169	1,362,088
2023-NQM3, 6.89% due 08/25/68[2,3]	380,142	384,777
PRPM LLC
2022-1, 3.72% due 02/25/27[2,3]	2,443,784	2,436,774
2021-5, 4.79% due 06/25/26[2,3]	912,776	908,714
2021-8, 4.74% (WAC) due 09/25/26◊,2	426,687	424,601
CSMC Trust
2021-RPL1, 4.08% (WAC) due 09/27/60◊,2	1,428,377	1,424,931
2021-RPL7, 4.19% (WAC) due 07/27/61◊,2	622,134	620,325
2021-RPL4, 4.80% (WAC) due 12/27/60◊,2	478,135	476,619
2020-NQM1, 2.21% due 05/25/65[2]	444,846	412,986
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,3]	2,922,971	2,923,519
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,3]	2,243,296	2,227,343
2022-SP1, 5.25% due 07/25/62[2,3]	644,947	639,828
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[2,3]	2,812,687	2,803,823
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,2	1,079,803	881,132
2024-4, 6.20% due 01/25/69[2,3]	761,536	766,142
2023-1, 4.75% due 09/26/67[2,3]	670,627	656,321
2022-1, 3.29% (WAC) due 12/25/66◊,2	510,034	445,604
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[2,3]	958,250	957,038
2021-GS4, 4.65% due 11/25/60[3]	947,599	947,610
2021-GS2, 4.75% due 04/25/61[2,3]	366,254	366,133
Verus Securitization Trust
2020-5, 2.22% due 05/25/65[2]	567,790	549,132
2021-5, 1.37% (WAC) due 09/25/66◊,2	588,488	498,136
2021-6, 1.89% (WAC) due 10/25/66◊,2	581,654	491,214
2021-4, 1.35% (WAC) due 07/25/66◊,2	278,906	231,942
2020-1, 3.42% due 01/25/60[2]	138,556	135,768
2021-3, 1.44% (WAC) due 06/25/66◊,2	155,572	131,480
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	637,225	593,870
2018-2A, 3.50% (WAC) due 02/25/58◊,2	606,714	566,738
2017-5A, 5.95% (1 Month Term SOFR + 1.61%, Rate Floor: 1.50%) due 06/25/57◊,2	200,419	203,710
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,369,729	1,241,291
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	1,306,360	1,199,103
Home Equity Loan Trust
2007-FRE1, 4.64% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	1,260,479	1,186,146
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,3]	1,159,614	1,151,126

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 34.7% (continued)
Residential Mortgage-Backed Securities - 27.9% (continued)
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	$995,991	$978,562
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.41% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	983,875	945,822
HarborView Mortgage Loan Trust
2006-14, 4.78% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	880,473	813,876
NovaStar Mortgage Funding Trust Series
2007-2, 4.65% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	758,877	736,668
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	681,178	666,938
Soundview Home Loan Trust
2006-OPT5, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	657,757	631,580
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	270,562	265,826
2017-6, 2.75% (WAC) due 10/25/57◊,2	262,719	256,535
2017-5, 5.05% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	82,362	85,795
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,3]	505,243	512,442
HOMES Trust
2024-AFC2, 5.58% (WAC) due 10/25/59◊,2	486,871	485,179
Alternative Loan Trust
2007-OA7, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 05/25/47◊	511,825	475,941
FIGRE Trust
2024-HE5, 5.44% (WAC) due 10/25/54◊,2	478,941	475,687
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.19% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	352,126	346,033
Banc of America Funding Trust
2015-R2, 4.71% (1 Month Term SOFR + 0.37%, Rate Floor: 0.26%) due 04/29/37◊,2	206,556	205,201
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.02% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	157,531	156,069
Encore Credit Receivables Trust
2005-2, 5.19% (1 Month Term SOFR + 0.85%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35◊	153,932	152,292
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	109,644	107,543
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	30,485	28,735
Morgan Stanley Home Equity Loan Trust
2006-2, 5.01% (1 Month Term SOFR + 0.67%, Rate Floor: 0.56%) due 02/25/36◊	11,900	11,864
Nationstar Home Equity Loan Trust
2007-B, 4.89% (1 Month Term SOFR + 0.33%, Rate Floor: 0.22%) due 04/25/37◊	17	16
Total Residential Mortgage-Backed Securities		50,879,734
Commercial Mortgage-Backed Securities - 6.2%
BX Commercial Mortgage Trust
2021-VOLT, 6.16% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	3,500,000	3,491,308
2022-LP2, 5.96% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	735,000	732,244

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 34.7% (continued)
Commercial Mortgage-Backed Securities - 6.2% (continued)
WMRK Commercial Mortgage Trust
2022-WMRK, 7.83% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	$2,900,000	$2,916,312
Citigroup Commercial Mortgage Trust
2018-C6, 0.76% (WAC) due 11/10/51◊,4	40,166,221	1,015,294
Morgan Stanley Capital I Trust
2018-H3, 0.80% (WAC) due 07/15/51◊,4	45,477,796	971,147
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.30% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	850,000	793,332
Life Mortgage Trust
2021-BMR, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	594,851	586,300
BXHPP Trust
2021-FILM, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	469,052
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.60% (WAC) due 06/15/51◊,4	23,193,843	370,315
Total Commercial Mortgage-Backed Securities		11,345,304
Government Agency - 0.6%
Fannie Mae
6.50% due 04/25/49	1,025,248	1,040,909
Total Collateralized Mortgage Obligations
(Cost $64,419,096)		63,265,947

ASSET-BACKED SECURITIES†† - 33.4%
Collateralized Loan Obligations - 22.3%
BCC Middle Market CLO LLC
2021-1A A1R, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	7,250,000	7,269,839
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.25% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,755,573
2021-2A B, 6.18% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	1,250,000	1,250,862
BXMT Ltd.
2020-FL2 AS, 5.65% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	2,250,000	2,215,710
2020-FL3 AS, 6.25% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	1,250,000	1,229,840
BRSP Ltd.
2021-FL1 B, 6.38% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	2,750,000	2,678,410
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.41% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	2,250,000	2,252,812
Sound Point CLO XIX Ltd.
2018-1A A, 5.92% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	1,861,912	1,864,317
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,753,717
Golub Capital Partners CLO 54M LP
2021-54A A, 6.35% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,752,185
LCCM Trust
2021-FL2 B, 6.41% (1 Month Term SOFR + 2.01%, Rate Floor: 2.01%) due 12/13/38◊,2	1,000,000	989,499
2021-FL3 A, 5.96% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	700,260	699,642
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.50% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	1,500,000	1,505,716

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 33.4% (continued)
Collateralized Loan Obligations - 22.3% (continued)
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.38% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	$1,500,000	$1,500,289
HGI CRE CLO Ltd.
2021-FL2 A, 5.51% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	1,276,277	1,268,608
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.64% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	1,250,000	1,251,525
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.54% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	1,002,482
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.16% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	992,154
Parliament CLO II Ltd.
2021-2A A, 6.13% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	948,248	949,268
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.58% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	750,000	759,006
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.47% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	750,000	752,355
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.54% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/18/38◊,2	751,147	747,559
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.62% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	740,162	742,086
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.12% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	703,168	704,214
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.15% (3 Month Term SOFR + 1.53%, Rate Floor: 1.27%) due 04/20/30◊,2	310,691	311,046
BDS Ltd.
2021-FL7 A, 5.56% (1 Month Term SOFR + 1.18%, Rate Floor: 1.07%) due 06/16/36◊,2	259,779	259,607
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.59% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	81,865	81,501
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.54% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,2	56,503	56,536
Total Collateralized Loan Obligations		40,596,358
Net Lease - 2.3%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,526,090	2,437,245
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	1,000,000	922,024
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	706,836	658,945
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[2]	229,253	222,202
Total Net Lease		4,240,416
Single Family Residence - 2.3%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	3,550,000	3,461,758

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 33.4% (continued)
Single Family Residence - 2.3% (continued)
2022-SFR1, 4.49% due 05/19/39[2]	$750,000	$736,529
Total Single Family Residence		4,198,287
Transport-Container - 1.8%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,635,000	1,454,832
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,124,302	1,015,627
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	485,333	438,864
2020-1A, 2.73% due 08/21/45[2]	288,312	274,395
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	73,333	64,053
Total Transport-Container		3,247,771
Infrastructure - 1.3%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	1,300,000	1,235,826
SBA Tower Trust
2.84% due 01/15/25[2]	1,175,000	1,173,794
Total Infrastructure		2,409,620
Collateralized Debt Obligations - 1.1%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	2,250,000	2,089,106
Whole Business - 0.9%
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,184,375	1,157,446
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	443,250	414,410
Total Whole Business		1,571,856
Transport-Aircraft - 0.7%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	580,707	545,882
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	423,016	414,562
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	344,308	327,093
Total Transport-Aircraft		1,287,537
Financial - 0.7%
Project Onyx I
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	982,750	972,611
Project Onyx II
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	270,085	267,742
Total Financial		1,240,353
Total Asset-Backed Securities
(Cost $61,739,490)		60,881,304

CORPORATE BONDS†† - 29.0%
Financial - 15.3%
Brighthouse Financial Global Funding
5.55% due 04/09/27[2]	2,750,000	2,773,708
AEGON Funding Company LLC
5.50% due 04/16/27[2]	2,650,000	2,673,061
Athene Global Funding
5.68% due 02/23/26[2]	2,050,000	2,066,706
F&G Global Funding
5.88% due 06/10/27[2]	1,900,000	1,925,519
HSBC Holdings plc
5.60% due 05/17/28[5]	1,750,000	1,768,757
Mutual of Omaha Companies Global Funding
5.35% due 04/09/27[2]	1,750,000	1,763,428
Standard Chartered plc
5.69% due 05/14/28[2,5]	1,700,000	1,721,759
LPL Holdings, Inc.
5.70% due 05/20/27	1,700,000	1,720,489
Barclays plc
5.67% due 03/12/28[5]	1,650,000	1,670,574
Assurant, Inc.
6.10% due 02/27/26	1,650,000	1,663,536
CNO Global Funding
5.88% due 06/04/27[2]	1,140,000	1,160,844
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	898,405
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	806,493

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
CORPORATE BONDS†† - 29.0% (continued)
Financial - 15.3% (continued)
Societe Generale S.A.
5.52% due 01/19/28[2,5]	$800,000	$802,641
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,5]	800,000	791,872
Jackson National Life Global Funding
5.60% due 04/10/26[2]	750,000	755,682
SLM Corp.
3.13% due 11/02/26	600,000	572,355
OneMain Finance Corp.
7.13% due 03/15/26	480,000	488,622
United Wholesale Mortgage LLC
5.50% due 11/15/25[2]	490,000	487,586
PennyMac Financial Services, Inc.
5.38% due 10/15/25[2]	480,000	478,712
GA Global Funding Trust
1.63% due 01/15/26[2]	450,000	434,534
Iron Mountain, Inc.
5.00% due 07/15/28[2]	275,000	265,820
American National Group, Inc.
5.00% due 06/15/27	240,000	238,716
Total Financial		27,929,819
Consumer, Non-cyclical - 4.0%
Universal Health Services, Inc.
1.65% due 09/01/26	1,950,000	1,845,770
Icon Investments Six DAC
5.81% due 05/08/27	1,800,000	1,830,485
Element Fleet Management Corp.
6.27% due 06/26/26[2]	1,650,000	1,678,073
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	981,222
Triton Container International Ltd.
2.05% due 04/15/26[2]	700,000	670,767
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[2]	275,000	268,284
Block, Inc.
2.75% due 06/01/26	100,000	96,360
Total Consumer, Non-cyclical		7,370,961
Consumer, Cyclical - 3.8%
VF Corp.
2.40% due 04/23/25	1,850,000	1,829,831
Warnermedia Holdings, Inc.
6.41% due 03/15/26	1,150,000	1,150,459
LG Electronics, Inc.
5.63% due 04/24/27[2]	900,000	910,293
United Airlines, Inc.
4.38% due 04/15/26[2]	900,000	884,933
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	875,000	884,614
International Game Technology plc
4.13% due 04/15/26[2]	490,000	481,760
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[2]	350,000	343,857
Air Canada
3.88% due 08/15/26[2]	330,000	320,631
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	96,794
Total Consumer, Cyclical		6,903,172
Industrial - 2.3%
Penske Truck Leasing Company Lp / PTL Finance Corp.
5.35% due 01/12/27[2]	1,650,000	1,661,397
Weir Group plc
2.20% due 05/13/26[2]	1,091,000	1,049,016
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	714,390
Vontier Corp.
1.80% due 04/01/26	650,000	623,337
Jabil, Inc.
1.70% due 04/15/26	200,000	191,978
Total Industrial		4,240,118
Utilities - 1.3%
Algonquin Power & Utilities Corp.
5.37% due 06/15/26	1,750,000	1,758,448
Terraform Global Operating, LP
6.13% due 03/01/26[2]	550,000	548,570
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	96,365
Total Utilities		2,403,383
Communications - 0.9%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,392,587
Cogent Communications Group LLC
3.50% due 05/01/26[2]	152,000	147,172
Total Communications		1,539,759
Technology - 0.7%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,294,739
Basic Materials - 0.4%
Alcoa Nederland Holding B.V.
5.50% due 12/15/27[2]	700,000	702,499
Energy - 0.3%
Hess Midstream Operations, LP
5.63% due 02/15/26[2]	450,000	448,526
Total Corporate Bonds
(Cost $52,833,385)		52,832,976

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.1%
Technology - 0.5%
CoreLogic, Inc.
7.97% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	$678,947	$669,489
World Wide Technology Holding Co. LLC
6.79% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30†††	265,078	265,409
Total Technology		934,898
Financial - 0.3%
Citadel Securities, LP
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	327,525	328,269
Jane Street Group, LLC
6.40% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/26/28	296,907	296,500
Total Financial		624,769
Consumer, Non-cyclical - 0.3%
Elanco Animal Health, Inc.
6.40% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	454,829	454,047
Total Senior Floating Rate Interests
(Cost $2,018,873)		2,013,714
Total Investments - 98.4%
(Cost $181,370,437)		$179,353,534
Other Assets & Liabilities, net - 1.6%		2,889,615
Total Net Assets - 100.0%		$182,243,149

Centrally Cleared Interest Rate Swap Agreements††

Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.66%	Quarterly	03/16/31	$3,000,000	$436,979	$(569)	$437,548
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.72%	Annually	06/07/27	1,800,000	56,525	149	56,376
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	47,262	131	47,131
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	44,226	127	44,099
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	1,800,000	9,296	18	9,278
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	55,250,000	(250,734)	357	(251,091)
								$343,554	$213	$343,341

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the 7-day yield as of December 31, 2024.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $143,199,899 (cost $144,774,676), or 78.6% of total net assets.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2024. See table below for additional step information for each security.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

[4]	Security is an interest-only strip.
[5]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

BofA — Bank of America
CME — Chicago Mercantile Exchange
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$359,593	$—	$—	$359,593
Collateralized Mortgage Obligations	—	63,265,947	—	63,265,947
Asset-Backed Securities	—	59,640,951	1,240,353	60,881,304
Corporate Bonds	—	52,832,976	—	52,832,976
Senior Floating Rate Interests	—	1,748,305	265,409	2,013,714
Interest Rate Swap Agreements**	—	594,432	—	594,432
Total Assets	$359,593	$178,082,611	$1,505,762	$179,947,966

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$251,091	$—	$251,091

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
OBX Trust 2023-NQM1, 6.25% due 11/25/63	7.25%	12/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
MONEY MARKET FUND***,† - 0.7%
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.34%[1]	335,697	$335,697
Total Money Market Fund
(Cost $335,697)		335,697

	Face Amount
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 48.0%
Residential Mortgage-Backed Securities - 37.5%
OBX Trust
2024-NQM5, 5.99% due 01/25/64[2,3]	$1,017,096	1,022,258
2022-NQM9, 6.45% due 09/25/62[2,3]	747,420	750,989
2024-NQM8, 6.23% due 05/25/64[2,3]	557,591	562,367
2024-NQM7, 6.24% due 03/25/64[2,3]	555,747	560,122
2024-NQM6, 6.45% due 02/25/64[2,3]	551,964	557,477
2023-NQM2, 6.32% due 01/25/62[2,3]	382,154	384,192
PRPM LLC
2022-1, 3.72% due 02/25/27[2,3]	950,360	947,635
2021-5, 4.79% due 06/25/26[2,3]	395,536	393,776
2021-8, 4.74% (WAC) due 09/25/26◊,2	175,695	174,836
CSMC Trust
2021-RPL1, 4.08% (WAC) due 09/27/60◊,2	649,262	647,696
2021-RPL4, 4.80% (WAC) due 12/27/60◊,2	318,757	317,746
2021-RPL7, 4.19% (WAC) due 07/27/61◊,2	217,747	217,114
2020-NQM1, 2.21% due 05/25/65[2]	210,291	195,230
GCAT Trust
2024-NQM2, 6.09% due 06/25/59[3]	528,266	531,005
2023-NQM2, 5.84% due 11/25/67[2,3]	530,510	529,701
2023-NQM3, 6.89% due 08/25/68[2,3]	190,071	192,388
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[2,3]	1,055,517	1,055,715
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[2,3]	1,042,906	1,039,620
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[2,3]	429,560	429,017
2021-GS4, 4.65% due 11/25/60[3]	315,866	315,870
2021-GS2, 4.75% due 04/25/61[2,3]	152,606	152,555
NYMT Loan Trust
2021-SP1, 4.67% due 08/25/61[2,3]	640,942	636,384
2022-SP1, 5.25% due 07/25/62[2,3]	241,855	239,936
Verus Securitization Trust
2022-4, 4.74% (WAC) due 04/25/67◊,2	527,159	505,050
2020-5, 2.22% due 05/25/65[2]	268,953	260,115
2021-3, 1.44% (WAC) due 06/25/66◊,2	66,674	56,349
2020-1, 3.42% due 01/25/60[2]	55,423	54,307
Angel Oak Mortgage Trust
2024-4, 6.20% due 01/25/69[2,3]	296,153	297,944
2023-1, 4.75% due 09/26/67[2,3]	251,485	246,120
2022-1, 3.29% (WAC) due 12/25/66◊,2	182,155	159,144
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 11/25/36◊	580,580	570,020
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	587,027	531,982
Home Equity Loan Trust
2007-FRE1, 4.64% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	519,063	488,453
New Residential Mortgage Loan Trust
2019-1A, 3.50% (WAC) due 10/25/59◊,2	258,335	240,758
2018-2A, 3.50% (WAC) due 02/25/58◊,2	246,478	230,237
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,2	511,184	469,214
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,3]	463,846	460,450
HarborView Mortgage Loan Trust
2006-14, 4.78% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	440,236	406,938

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 48.0% (continued)
Residential Mortgage-Backed Securities - 37.5% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 3.41% (1 Month Term SOFR + 0.74%, Rate Floor: 0.63%) due 11/25/37◊	$358,825	$344,947
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,2	340,589	333,469
Soundview Home Loan Trust
2006-OPT5, 4.73% (1 Month Term SOFR + 0.39%, Rate Floor: 0.28%) due 07/25/36◊	300,128	288,184
NovaStar Mortgage Funding Trust Series
2007-2, 4.65% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	296,652	287,970
COLT Mortgage Loan Trust
2023-3, 7.18% due 09/25/68[2,3]	194,324	197,093
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.19% (1 Month Term SOFR + 0.85%, Rate Floor: 0.74%) due 10/25/35◊	176,063	173,016
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	112,734	110,761
2017-5, 5.05% (1 Month Term SOFR + 0.71%, Rate Floor: 0.00%) due 02/25/57◊,2	34,188	35,613
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.02% (1 Month Term SOFR + 0.68%, Rate Floor: 0.57%) due 12/25/35◊	67,034	66,412
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	54,822	53,772
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	56,775	53,067
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	24,388	22,988
Total Residential Mortgage-Backed Securities		18,798,002
Commercial Mortgage-Backed Securities - 9.8%
BX Commercial Mortgage Trust
2021-VOLT, 6.16% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 09/15/36◊,2	1,250,000	1,246,896
2022-LP2, 5.96% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	350,000	348,687
WMRK Commercial Mortgage Trust
2022-WMRK, 7.83% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	1,150,000	1,156,469
MTN Commercial Mortgage Trust
2022-LPFL, 7.34% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,2	800,000	796,019
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.30% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38◊,2	350,000	326,666
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.00% (WAC) due 02/15/50◊,4	20,473,629	322,468
Life Mortgage Trust
2021-BMR, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 03/15/38◊,2	277,597	273,607
BXHPP Trust
2021-FILM, 5.61% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,2	250,000	234,526

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 48.0% (continued)
Commercial Mortgage-Backed Securities - 9.8% (continued)
BENCHMARK Mortgage Trust
2019-B14, 0.75% (WAC) due 12/15/62◊,4	$9,073,083	$209,607
Total Commercial Mortgage-Backed Securities		4,914,945
Government Agency - 0.7%
Fannie Mae
6.50% due 04/25/49	341,749	346,970
Total Collateralized Mortgage Obligations
(Cost $24,357,470)		24,059,917

ASSET-BACKED SECURITIES†† - 47.9%
Collateralized Loan Obligations - 33.4%
BCC Middle Market CLO LLC
2021-1A A1R, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 10/15/33◊,2	2,750,000	2,757,525
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.25% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,500,000	1,502,229
2021-2A B, 6.18% (3 Month Term SOFR + 1.66%, Rate Floor: 1.66%) due 05/20/29◊,2	750,000	750,518
BXMT Ltd.
2020-FL2 AS, 5.65% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,2	1,000,000	984,760
2020-FL3 AS, 6.25% (1 Month Term SOFR + 1.86%, Rate Floor: 1.86%) due 11/15/37◊,2	750,000	737,904
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.54% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33◊,2	1,000,000	1,002,482
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.50% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,2	750,000	752,858
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.42% (3 Month Term SOFR + 1.76%, Rate Floor: 1.50%) due 09/22/33◊,2	750,000	751,593
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.41% (3 Month Term SOFR + 1.79%, Rate Floor: 1.79%) due 08/26/33◊,2	750,000	750,937
Golub Capital Partners CLO 54M LP
2021-54A A, 6.35% (3 Month Term SOFR + 1.79%, Rate Floor: 1.53%) due 08/05/33◊,2	750,000	750,937
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.38% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,2	750,000	750,144
Sound Point CLO XIX Ltd.
2018-1A A, 5.92% (3 Month Term SOFR + 1.26%, Rate Floor: 0.00%) due 04/15/31◊,2	744,765	745,727
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.58% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,2	500,000	506,004
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.47% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	501,570
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.64% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,2	500,000	500,610
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.62% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,2	493,441	494,724
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.09% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	489,955
BRSP Ltd.
2021-FL1 B, 6.38% (1 Month Term SOFR + 2.01%, Rate Floor: 1.90%) due 08/19/38◊,2	500,000	486,984

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 47.9% (continued)
Collateralized Loan Obligations - 33.4% (continued)
HGI CRE CLO Ltd.
2021-FL2 A, 5.51% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 09/17/36◊,2	$458,662	$455,906
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.12% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,2	281,267	281,686
LCCM Trust
2021-FL3 A, 5.96% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,2	269,331	269,093
BDS Ltd.
2021-FL7 A, 5.56% (1 Month Term SOFR + 1.18%, Rate Floor: 1.07%) due 06/16/36◊,2	259,779	259,607
Parliament CLO II Ltd.
2021-2A A, 6.13% (3 Month Term SOFR + 1.61%, Rate Floor: 1.35%) due 08/20/32◊,2	158,041	158,211
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.59% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 12/18/37◊,2	68,221	67,917
Total Collateralized Loan Obligations		16,709,881
Net Lease - 2.9%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,148,223	1,107,839
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	282,734	263,578
Store Master Funding I-VII
2018-1A, 4.29% due 10/20/48[2]	91,701	88,881
Total Net Lease		1,460,298
Transport-Container - 2.7%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	681,250	606,180
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	414,217	374,178
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	208,000	188,085
2020-1A, 2.73% due 08/21/45[2]	131,051	124,725
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[2]	73,333	64,053
Total Transport-Container		1,357,221
Single Family Residence - 2.5%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	1,300,000	1,267,686
Collateralized Debt Obligations - 2.3%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	1,250,000	1,160,614
Infrastructure - 1.8%
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[2]	500,000	475,318
SBA Tower Trust
2.84% due 01/15/25[2]	400,000	399,589
Total Infrastructure		874,907
Transport-Aircraft - 1.4%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	580,707	545,882
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	137,723	130,837
Total Transport-Aircraft		676,719
Financial - 0.9%
Project Onyx I
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	368,531	364,729
Project Onyx II
7.74% (3 Month Term SOFR + 2.80%, Rate Floor: 2.80%) due 01/26/27◊,†††	101,282	100,403
Total Financial		465,132
Total Asset-Backed Securities
(Cost $24,294,263)		23,972,458

SENIOR FLOATING RATE INTERESTS††,◊ - 0.6%
Financial - 0.4%
Citadel Securities, LP
6.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/31/31	119,100	119,370

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 0.6% (continued)
Financial - 0.4% (continued)
Jane Street Group, LLC
6.40% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/26/28	$98,969	$98,834
Total Financial		218,204
Technology - 0.2%
World Wide Technology Holding Co. LLC
6.79% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/01/30†††	88,359	88,470

Total Senior Floating Rate Interests
(Cost $305,699)		306,674

CORPORATE BONDS†† - 0.4%
Utilities - 0.4%
Terraform Global Operating, LP
6.13% due 03/01/26[2]	200,000	199,480
Total Corporate Bonds
(Cost $198,851)		199,480
Total Investments - 97.6%
(Cost $49,491,980)		$48,874,226
Other Assets & Liabilities, net - 2.4%		1,196,220
Total Net Assets - 100.0%		$50,070,446

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.66%	Quarterly	03/16/31	$1,300,000	$189,357	$(236)	$189,593
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	700,000	3,615	18	3,597
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	4.28%	Annually	06/14/27	11,000,000	(49,920)	168	(50,088)
								$143,052	$(50)	$143,102

**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at December 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[1]	Rate indicated is the 7-day yield as of December 31, 2024.
[2]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $43,414,863 (cost $43,879,033), or 86.7% of total net assets.
[3]	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2024. See table below for additional step information for each security.
[4]	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$335,697	$—	$—	$335,697
Collateralized Mortgage Obligations	—	24,059,917	—	24,059,917
Asset-Backed Securities	—	23,507,326	465,132	23,972,458
Senior Floating Rate Interests	—	218,204	88,470	306,674
Corporate Bonds	—	199,480	—	199,480
Interest Rate Swap Agreements**	—	193,190	—	193,190
Total Assets	$335,697	$48,178,117	$553,602	$49,067,416

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$50,088	$—	$50,088

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$465,132	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Senior Floating Rate Interests	88,470	Third Party Pricing	Broker Quote	—	—
Total Assets	$553,602

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended December 31, 2024, the Fund had securities with a total value of $88,470 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities transfer out of Level 3 into Level 2.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2024:

	Assets
	Asset-Backed Securities	Senior Floating Rate Interests	Total Assets
Beginning Balance	$1,755,829	$-	$1,755,829
Purchases/(Receipts)	-	-	-
(Sales, maturities and paydowns)/Fundings	(1,287,724)		(1,287,724)
Amortization of premiums/discounts	-	-	-
Total realized gains (losses) included in earnings	-	-	-
Total change in unrealized appreciation (depreciation) included in earnings	(2,973)	-	(2,973)
Transfers into Level 3	-	88,470	88,470
Transfers out of Level 3	-	-	-
Ending Balance	$465,132	$88,470	$553,602
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2024	$(2,973)	$-	$(2,973)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2024-4, 6.20% due 01/25/69	7.20%	03/01/28	—	—
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
COLT Mortgage Loan Trust 2023-3, 7.18% due 09/25/68	8.18%	09/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
GCAT Trust 2024-NQM2, 6.09% due 06/25/59	7.36%	05/01/28	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS2, 4.75% due 04/25/61	5.75%	04/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS4, 4.65% due 11/25/60	5.65%	08/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
NYMT Loan Trust 2021-SP1, 4.67% due 08/25/61	5.67%	08/01/25	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2024-NQM7, 6.24% due 03/25/64	7.24%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.23% due 05/25/64	7.23%	05/01/28	—	—
OBX Trust 2024-NQM6, 6.45% due 02/25/64	7.45%	04/01/28	—	—
OBX Trust 2024-NQM5, 5.99% due 01/25/64	6.99%	03/01/28	—	—
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At December 31, 2024, the Trust consisted of three Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM” or “the Adviser”), which operates under the name of Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.

If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded, provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by independent third-party pricing services which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Interest rate swap agreements are valued on the basis of the last sale price on the primary exchange on which the swap is traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives

As part of their investment strategies, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent third-party pricing services are used to value a majority of the Funds’ investments. When values are not available from an independent third-party pricing services , they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At December 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$179,249,585	$751,644	$(2,778,660)	$(2,027,016)
Guggenheim Strategy Fund III	181,370,437	1,398,375	(3,071,937)	(1,673,562)
Guggenheim Variable Insurance Strategy Fund III	49,491,980	356,589	(831,241)	(474,652)

Note 5 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect) individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, environmental or man-made disasters, or geological events, governmental actions, tariffs, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.